SHAREHOLDERS' EQUITY - Narrative (Details) € / shares in Units, € in Millions, $ in Millions	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Authorized share capital	$ 11.6	€ 10.6
Closing foreign exchange rate	1.1002	1.1002	1.0667	1.1334
Number of shares authorised (in shares)	1,056,000,000	1,056,000,000
Par value per share (in euro per share) | € / shares		€ 0.01
Number of shares outstanding (in shares)	671,073,243	671,073,243	656,348,225
Shares outstanding, value | €			€ 6.7